Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
Tel: 215.963.5000
Fax: 215.963.5001
www.morganlewis.com


April 30, 2010




VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: The Advisors' Inner Circle Fund: Post-Effective Amendment No. 123 (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933, and the Investment Company Act of 1940, Post-Effective Amendment No. 123 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto ("PEA No. 123"). The purpose of PEA No. 123 is to: (i) respond to the Staff's comments on Post-Effective Amendment No. 120 and (ii) make other non-material changes to the Fund's Prospectuses and Statements of Additional Information for the Trust's Analytic Short-Term Income Fund, USFS Funds Limited Duration Government Fund and USFS Funds Tactical Asset Allocation Fund.

I hereby certify that PEA No. 123 does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

If you have any questions regarding this Post-Effective Amendment, please do not hesitate to contact me at (215) 963-5037.

Sincerely,

/s/Timothy W. Levin
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Timothy W. Levin